Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Earnings Per Share
Net income attributable to ITAÚ UNIBANCO HOLDING’s shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Net income attributable to owners of the parent company	26,760	18,896	27,113
Minimum non-cumulative dividends on preferred shares	(106)	(106)	(105)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(109)	(109)	(109)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Common	13,462	9,491	13,693
Preferred	13,083	9,190	13,206
Total net income available to equity owners:
Common	13,571	9,600	13,802
Preferred	13,189	9,296	13,311
Weighted average number of outstanding shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,818,741,579	4,801,324,161	4,781,855,588
Basic earnings per share – R$
Common	2.74	1.94	2.78
Preferred	2.74	1.94	2.78
b) Diluted earnings per share
Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Net income available to preferred equity owners	13,189	9,296	13,311
Dividends on preferred shares after dilution effects	75	41	64
Net income available to preferred equity owners considering preferred shares after the dilution effect	13,264	9,337	13,375
Net income available to ordinary equity owners	13,571	9,600	13,802
Dividend on preferred shares after dilution effects	(75)	(41)	(64)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	13,496	9,559	13,738
Adjusted weighted average of shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,873,042,114	4,843,233,835	4,826,925,107
Preferred	4,818,741,579	4,801,324,161	4,781,855,588
Incremental as per share-based payment plans	54,300,535	41,909,674	45,069,519
Diluted earnings per share – R$
Common	2.72	1.93	2.77
Preferred	2.72	1.93	2.77